Leases - Lease cost allocated expense items (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Leases
Lease, Cost	¥ 43,385
Selling and Marketing Expense [Member]
Leases
Lease, Cost	1,525
General and administrative expenses
Leases
Lease, Cost	11,192
Research and development expenses
Leases
Lease, Cost	¥ 30,668